PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                       PROPERTYAND EQUIPMENT, NET

	As of December 31,
	2012	2013
Buildings	31,238	32,148
Equipment and furniture	13,886	21,643
Aerial photogrammetry equipment	7,423	7,636
Office improvements	9,073	10,187
Vehicles	3,594	3,673
Software	3,114	4,871
Total property and equipment	68,328	80,158
Less: Accumulated depreciation and amortization	(21,208)	(28,136)
Property and equipment, net	47,120	52,022

The Group recognized depreciation and amortization expenses of $5,341, $6,559 and $7,730 for the years ended December 31, 2011, 2012 and 2013, respectively.